Offerings	Feb. 27, 2025 USD ($) shares A
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Acommon stock,par value$0.001 pershare
Amount Registered | shares	5,697,677
Proposed Maximum Offering Price per Unit | A	4.94
Maximum Aggregate Offering Price	$ 28,146,524.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,309.23
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, par value $0.001 per share (“Common Stock”), which become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and 2023 Inducement Plan (the “2023 Inducement Plan”) by reason of any stock split, stock dividend, recapitalization, or other similar transaction.

(2)

Estimated in accordance with Rule 457(h) and Rule 457(c) of the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on February 21, 2025, as reported on the Nasdaq Global Select Market.

(3)	Represents the number of additional shares of Common Stock available for issuance as a result of the annual evergreen increase on January 1, 2025, under the 2021 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Acommon stock,par value$0.001 pershare
Amount Registered | shares	2,117,650
Proposed Maximum Offering Price per Unit | A	4.94
Maximum Aggregate Offering Price	$ 10,461,191
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,601.61
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, par value $0.001 per share (“Common Stock”), which become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and 2023 Inducement Plan (the “2023 Inducement Plan”) by reason of any stock split, stock dividend, recapitalization, or other similar transaction.

(2)

Estimated in accordance with Rule 457(h) and Rule 457(c) of the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on February 21, 2025, as reported on the Nasdaq Global Select Market.

(4)	Represents the number of additional shares of Common Stock that were reserved for issuance under the 2023 Inducement Plan.